UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02354

Name of Fund:  BlackRock Liquidity Funds

                                    California Money Fund

                                    Federal Trust Fund

                                    FedFund

                                    MuniCash

                                    MuniFund

                                    New York Money Fund

                                    TempCash

                                    TempFund

                                    T-Fund

                                    Treasury Trust Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Anne Ackerley, Chief Executive Officer, BlackRock Liquidity Funds, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 10/31

Date of reporting period: 07/01/2009 – 06/30/2010

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2010 with respect to which the registrant was entitled to vote.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:       /s/ Anne Ackerley

Anne Ackerley

Chief Executive Officer of

BlackRock Liquidity Funds

Date:    August 23, 2010